Trade and Other Payables - Schedule of Derivative Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Derivative Financial Libilities Explanatory [Line Items]
Derivative financial liabilities held for hedging	$ 29.1	$ 127.6
Non-current derivative financial liabilities	(7.3)	0.0
Derivative financial liabilities	21.8	127.6
Ghanaian Oil Derivative Contracts [member]
Disclosure of Detailed Information about Derivative Financial Libilities Explanatory [Line Items]
Derivative financial liabilities held for hedging	10.0	0.0
Australian Oil Derivative Contracts [member]
Disclosure of Detailed Information about Derivative Financial Libilities Explanatory [Line Items]
Derivative financial liabilities held for hedging	5.1	0.0
Peruvian copper derivative contracts [member]
Disclosure of Detailed Information about Derivative Financial Libilities Explanatory [Line Items]
Derivative financial liabilities held for hedging	14.0	0.0
Australian gold derivative contracts [member]
Disclosure of Detailed Information about Derivative Financial Libilities Explanatory [Line Items]
Derivative financial liabilities held for hedging	0.0	78.3
South Deep Gold Derivative Contracts [Member]
Disclosure of Detailed Information about Derivative Financial Libilities Explanatory [Line Items]
Derivative financial liabilities held for hedging	0.0	12.6
Ghanaian gold derivative contracts [member]
Disclosure of Detailed Information about Derivative Financial Libilities Explanatory [Line Items]
Derivative financial liabilities held for hedging	0.0	36.4
Australian Foreign Currency Derivative Contracts [Member]
Disclosure of Detailed Information about Derivative Financial Libilities Explanatory [Line Items]
Derivative financial liabilities held for hedging	$ 0.0	$ 0.3